1604(b)(5) De-SPAC, Material Financing Transactions	Apr. 09, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Financing Transactions, Anticipated Use of Proceeds [Text Block]
Sources and Uses of Funds for the Business Combination
The following tables summarize the sources and uses for funding the Business Combination (i) assuming that no A Paradise Class A ordinary shares are redeemed in connection with the Business Combination, and (ii)
assuming maximum redemption. For an illustration of the number of shares and percentage interests outstanding under each scenario see the section entitled “Unaudited Pro Forma Condensed Combined Financial Information”.
No Redemptions

Sources		Uses
Cash held in Trust Account(1)	$202,045,901	Cash to Enhanced Balance Sheet	$222,372,955
Enhanced Equity Rollover	1,200,000,000	Enhanced Equity Rollover	1,200,000,000
Private Placement Investment	40,002,054	Deferred underwriting fee	8,000,000
		Estimated Fees & Expenses	11,675,000
Total Sources	$1,442,047,955	Total Uses	$1,442,047,955
__________________
(1)As of October 31, 2025.
Maximum Redemptions

Sources		Uses
Cash held in Trust Account(1)	$—	Cash to Enhanced Balance Sheet	$20,327,054
Enhanced Equity Rollover	1,200,000,000	Enhanced Equity Rollover	1,200,000,000
Private Placement Investment	40,002,054	Deferred underwriting fee	8,000,000
		Estimated Fees & Expenses	11,675,000
Total Sources	$1,240,002,054	Total Uses	$1,240,002,054
__________________
(1)As of Closing, reflects the redemption of 20,000,000 A Paradise Units representing the maximum amount of A Paradise Units that can be redeemed.
Estimated fees and expenses in the above tables are comprised of:

	Assuming No Redemption	Assuming Maximum Redemption
Legal fees	$6,615,000	$6,615,000
Advisory fees	550,000	550,000
Other professional fees	475,000	475,000
Offering costs	3,000,000	3,000,000
Other expenses	1,035,000	1,035,000
Total	$11,675,000	$11,675,000

Sponsor Equity Agreement [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]
Sponsor Equity Agreement
In connection with the execution of the Business Combination Agreement, Apeiron and the Sponsor entered into the Sponsor Equity Agreement, which is attached to this proxy statement/prospectus as Annex T. This summary is qualified in its entirety by reference to the full text of the Sponsor Equity Agreement.
Pursuant to the Sponsor Equity Agreement, subject to the closing of the Business Combination, (i) Apeiron granted the Sponsor an option to require Apeiron to purchase up to 100%, and the Sponsor granted Apeiron an option to purchase, up to 100%, but no less than 78%, of the Sponsor Securities, in each case in accordance with the terms and conditions set forth therein, (ii) Apeiron paid the Sponsor a deposit of $5,500,000, which is generally non-refundable and (iii) the parties agreed to certain termination fee arrangements as described below.
Under the terms of the Sponsor Equity Agreement, following the closing of the Business Combination, and during the 90-day period thereafter, the Sponsor will have the right to sell (the “Put Option”) to Apeiron up to 100%, and Apeiron will have the right to require the Sponsor to sell (the “Call Option”) to Apeiron, up to 100% (and not less than 78%) of the Sponsor Securities, free and clear of liens (other than certain customary restrictions). The purchase price for the Sponsor Securities pursuant to the Put Option or Call Option will be determined based on the percentage of the Sponsor Securities delivered, as set forth in the Sponsor Equity Agreement, less the deposit amount previously paid by Apeiron. The maximum purchase price for the Put Option and Call Option are in a range of $6,700,000 to $9,000,000 and in a range of $11,000,000 to $15,500,000, respectively, in each case depending on the percentage of the Sponsor Securities delivered upon exercise of the Put Option or Call Option and, furthermore, in each case less the deposit previously paid by Apeiron. The Put Option and the Call Option may only be exercised during the specified 90-day option period and are subject to certain procedural and closing conditions set forth in the Sponsor Equity Agreement.
The Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor, subject to adjustment based on certain milestones being met in relation to the preparation and filing of this proxy statement/prospectus. Specifically, the termination fee will be reduced (a) to $4,250,000, if those portions of this proxy statement/prospectus for which A Paradise is responsible have been prepared by A Paradise and are substantially ready by Milestone 1 or (b) $4,000,000 if Milestone 1 is reached and either (i) A Paradise, within two weeks of receipt of any comments from the SEC or its staff to this proxy statement/prospectus, responded to such comments for which A Paradise is responsible or (ii) the SEC did not raise any comments in relation to the portions of this proxy statement/prospectus for which A Paradise is responsible.
The Sponsor Equity Agreement further provides that, after excluding the amount of deferred underwriting fee payable by A Paradise to CCM, any estimated A Paradise transaction expenses in excess of the A Paradise Transaction Expenses Cap will be borne by the Sponsor.
The Sponsor Equity Agreement also contains customary representations, warranties and covenants of the parties, including a lock-up on the transfer of the Sponsor Securities during the 90-day option period after consummation of the Business Combination, which lock-up does not permit for early price-based releases. In addition, a condition to Closing under the Business Combination Agreement requires that the Sponsor deliver to Enhanced, at the Closing, an executed copy of the Insider Letter Amendment, which shall, among other things, (a) provide for an express exception to the restrictions on the transfer therein for the transfer of securities contemplated by the Sponsor Equity Agreement and (b) extend the lockup period therein with respect to the Sponsor’s equity securities for a period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading-days within any 30-trading-day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations. The lock-up restrictions set forth in the Insider Letter Amendment are in addition to, and will not be limited by, the lock-up provisions to be set forth in the Sponsor Equity Agreement. The Sponsor Equity Agreement also contains customary covenants relating to regulatory approvals and cooperation, and other customary provisions.

Participation Agreement [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]
Participation Agreement
In connection with its entry into the Sponsor Equity Agreement, Apeiron entered into a Participation Agreement with BBG, an affiliate of Berenberg Capital Markets LLC, Enhanced’s financial advisor in connection with the Business Combination, pursuant to which BBG agreed to participate in 33.33% of the economics of the transactions contemplated by the Sponsor Equity Agreement, including the funding of the deposit amount of $5,500,000. Pursuant to the Participation Agreement, BBG will be entitled to (a) 33.33% of the securities acquired by Apeiron pursuant to the Sponsor Equity Agreement and (b) 33.33% of any termination fee payable by the Sponsor to Apeiron under the Sponsor Equity Agreement.
This summary is qualified in its entirety by reference to the full text of the Participation Agreement, which is attached as Annex U.
Private Placement Investment SAFE Agreements [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]
Private Placement Investment SAFE Agreements
The SAFEs issued pursuant to the Private Placement Investment contemplate that upon consummation of the Business Combination, all outstanding SAFEs issued by Enhanced will automatically convert, immediately prior to the closing into Enhanced common shares, which will then be exchanged alongside the other Enhanced common shares for shares of Enhanced Group Class A common stock. The number of Enhanced common shares to be issued upon conversion and converted into shares of Enhanced Group Class A common stock will be determined by dividing each SAFE investor’s purchase amount by Enhanced Group’s post-money valuation cap of $1.2 billion, multiplied by the fully diluted capitalization of Enhanced immediately prior to the Business Combination. As a result, the SAFE holders will collectively receive a number of shares of Enhanced Group Class A common stock representing their pro rata ownership percentage in Enhanced Group on a fully diluted basis. Concurrently with such conversion, Enhanced Group will also issue to the SAFE investors warrants equal to fifty percent (50%) of the number of shares of Class A common stock received upon conversion, each exercisable for one share of Class A common stock at a per-share price equal to the conversion price determined under the SAFE.
In the event that the Business Combination is not consummated, then either (i) if there is no equity financing that is for a minimum amount raised of $30 million (including a minimum amount of $5 million committed by a third-party lead investor) before November 25, 2026, the SAFEs will automatically convert into a number of Enhanced preferred shares equal to the relevant investor’s purchase amount divided by $14.34498, with such shares carrying a liquidation preference senior to Enhanced’s then-outstanding preferred shares, or (ii) if there is an equity financing as described above before November 25, 2026, the SAFEs will automatically convert at the initial closing of such equity financing into a number of Enhanced preferred shares equal to the purchase amount of the relevant investor divided by 70% of the lowest price paid by investors purchasing Enhanced preferred shares in that equity financing.

Transaction Support Agreements [Member]
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]
Transaction Support Agreements
In connection with the Private Placement Investment, Enhanced undertook to use its commercially reasonable efforts to obtain from existing Enhanced Shareholders Transaction Support Agreements, pursuant to which such Enhanced Shareholders may not transfer any of their Enhanced Group Class A common stock during the support period (being from signing of the relevant Transaction Support Agreement until the earlier of (i) termination of the Business Combination Agreement or (ii) 12 months after the Closing of the Business Combination). Enhanced is in the process of obtaining such Transaction Support Agreements from its shareholders and, as of April 6, 2026, has obtained such Transaction Support Agreements from existing Enhanced Shareholders such that, based on the unaudited pro forma condensed combined financial information and the assumptions set out therein and elsewhere in this proxy statement/prospectus, in a “full redemptions” scenario approximately 73% of Enhanced Group Class A common stock will be subject to contractual restrictions on trading immediately following completion of the Business Combination. Before completion of the Business Combination, Enhanced expects that action will be taken that results in approximately 86.5% of Enhanced Group Class A common stock outstanding (in a full redemption scenario) will be subject to contractual restrictions on trading immediately following completion of the Business Combination. However, as discussed in the section entitled “Certain Relationships and Related Party Transactions—Enhanced—Working Capital Note,” in consideration for entry into Working Capital Note, the lock-up restrictions for up to 37,844,446 shares of Enhanced Group Class A common stock held by Apeiron and its affiliates under the Transaction Support Agreement are automatically released in the event Apeiron or its applicable affiliates enters into any pledge, hedge, swap or other arrangement that transfers to another such shares.
The lock-up arrangement with respect to Enhanced Group Class A common stock to be received by existing Enhanced Shareholders in connection with the Business Combination is subject to the following releases:
•50% of such Enhanced Shareholder’s shares of Enhanced Group Class A common stock shall be released on the date 6 months after the Closing of the Business Combination;
•50% of such Enhanced Shareholder’s shares of Enhanced Group Class A common stock shall be released on the date 12 months after the Closing of the Business Combination; and
•If such Enhanced Shareholder participated in the Private Placement Investment, on the earlier of (i) April 27, 2026 and (ii) the date 5 weeks from the Closing of the Business Combination, a number of shares of Enhanced Group Class A common stock shall be released equal to the quotient of (x) (i) four (4) multiplied by (ii) the amount (in U.S. dollars) of the purchase amount provided by the relevant Enhanced Shareholder in the Private Placement Investment, divided by (y) $10.00.
Working Capital Note
In order to access additional capital prior to the Enhanced Games, on March 18, 2026, Enhanced entered into a Working Capital Note with Apeiron for a line of credit commitment up to $20.0 million. The terms of the Working Capital Note provide for an applicable interest rate of 5.0% per annum and a maturity date of September 18, 2027. The Working Capital Note also provides for mandatory prepayment of amounts outstanding under the Working Capital Note upon Closing if (a) the Business Combination has been consummated and (b) if after A Paradise shareholder redemptions and the payment of transaction expenses, the amount remaining in the Trust Account exceeds $20.0 million; provided that such mandatory prepayment shall in no event exceed the amount by which such funds that remain in the Trust Account exceed $20.0 million. The Working Capital Note also provides that, in consideration for the commitment thereunder, the lock-up restrictions applicable to Apeiron and its affiliates under the Transaction Support Agreement shall, in the event Apeiron or its applicable affiliates has entered into any pledge, hedge, swap or other arrangement that transfers to another, or disposes of (either alone or in connection with one or more events or developments (including the satisfaction or waiver of any conditions precedent)), any of the interests (including economic consequences of ownership) with respect to any shares of Enhanced Group, cease to apply to such shares. See “Certain Relationships and Related Party Transactions—Enhanced—Working Capital Note.”